UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY                April 17, 2013
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           85

Form 13F Information Table Value Total:  $    629550
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                               March 31, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      151   150000 PRN      SOLE                                     150000
Hologic Conv Sr Notes          CONV             436440AA9     6790  6765000 PRN      SOLE                                    6665000
NuVasive Conv Sr Notes         CONV             670704AC9    16369 16832000 PRN      SOLE                                   16662000
WebMD Health Conv Sr Notes     CONV             94770VAF9     3455  3755000 PRN      SOLE                                    3655000
Wright Medical Conv Sr Notes   CONV             98235TAA5      650   560000 PRN      SOLE                                     560000
ACI Worldwide                  COM              004498101     6806   139300 SH       SOLE                                     139300
Abaxis                         COM              002567105     4848   102450 SH       SOLE                                     102450
Acxiom                         COM              005125109     4621   226500 SH       SOLE                                     226500
Advisory Board                 COM              00762W107      742    14125 SH       SOLE                                      11025
AeroVironment                  COM              008073108     2909   160450 SH       SOLE                                     157850
Albany Molecular Research      COM              012423109     7935   755000 SH       SOLE                                     755000
Allscripts                     COM              01988P108     5152   379080 SH       SOLE                                     375080
AngioDynamics                  COM              03475V101      974    85200 SH       SOLE                                      85200
Ansys                          COM              03662Q105     6936    85192 SH       SOLE                                      82742
ArthroCare                     COM              043136100    10446   300524 SH       SOLE                                     295000
Atwood Oceanics                COM              050095108      578    11000 SH       SOLE                                      11000
Bio Reference Labs             COM              09057G602     8379   322500 SH       SOLE                                     322500
Blackbaud                      COM              09227Q100     2788    94100 SH       SOLE                                      93300
Brady                          COM              104674106     2166    64600 SH       SOLE                                      64600
CRA International              COM              12618T105     1118    50000 SH       SOLE                                      50000
Cepheid                        COM              15670R107     8354   217730 SH       SOLE                                     213530
Cerner                         COM              156782104     2216    23390 SH       SOLE                                      23390
Charles River Labs             COM              159864107     6678   150850 SH       SOLE                                     150850
Chevron                        COM              166764100      226     1900 SH       SOLE                                       1900
Cognex                         COM              192422103    19043   451785 SH       SOLE                                     446185
Computer Programs & Systems    COM              205306103     4871    90025 SH       SOLE                                      89175
Costar Group                   COM              22160N109      257     2350 SH       SOLE                                       2350
Digital River                  COM              25388b104      438    31000 SH       SOLE                                      31000
Dolby Laboratories             COM              25659T107      201     6000 SH       SOLE                                       6000
F5 Networks                    COM              315616102      579     6500 SH       SOLE                                       6500
FactSet Research System        COM              303075105    18990   205075 SH       SOLE                                     200955
Forrester Research             COM              346563109    14490   457812 SH       SOLE                                     449310
Forward Air                    COM              349853101     2181    58475 SH       SOLE                                      58475
Franklin Electric              COM              353514102     2628    78280 SH       SOLE                                      73280
Furiex Pharmaceuticals         COM              36106P101     1851    49392 SH       SOLE                                      49008
Genesee & Wyoming Class A      COM              371559105      663     7125 SH       SOLE                                       6125
Gentex                         COM              371901109    18682   933635 SH       SOLE                                     913855
HMS Holdings                   COM              40425J101    11666   429695 SH       SOLE                                     418795
Haemonetics                    COM              405024100    26714   641240 SH       SOLE                                     626640
Healthcare Services Grp        COM              421906108     4938   192665 SH       SOLE                                     184815
Healthways                     COM              422245100     3756   306650 SH       SOLE                                     306650
Hologic                        COM              436440101    16969   750860 SH       SOLE                                     733160
Huron Consulting Grp           COM              447462102     5945   147442 SH       SOLE                                     143750
ICON PLC                       COM              G4705A100    24240   750685 SH       SOLE                                     747685
IDEXX Laboratories             COM              45168D104    23045   249430 SH       SOLE                                     245930
IPC Hospitalist                COM              44984A105     9586   215515 SH       SOLE                                     211015
ITRON                          COM              465741106     8129   175200 SH       SOLE                                     175200
Illumina                       COM              452327109    11255   208500 SH       SOLE                                     204500
Integra Lifesciences           COM              457985208     1638    42000 SH       SOLE                                      42000
Jack Henry & Associates        COM              426281101    14291   309260 SH       SOLE                                     305660
Kaydon                         COM              486587108     6675   260950 SH       SOLE                                     258750
LKQ                            COM              501889208    21153   972118 SH       SOLE                                     949090
Linear Tech                    COM              535678106     1589    41400 SH       SOLE                                      41400
Liquidity Services             COM              53635B107      469    15725 SH       SOLE                                      13725
Manhattan Associates           COM              562750109    32754   440891 SH       SOLE                                     433083
Mednax                         COM              58502b106     8833    98550 SH       SOLE                                      98350
Meridian Bioscience            COM              589584101     2870   125800 SH       SOLE                                     125800
Merit Medical Systems          COM              589889104     4267   348075 SH       SOLE                                     348075
Micros Systems                 COM              594901100     5390   118435 SH       SOLE                                     114735
Morningstar                    COM              617700109     9900   141585 SH       SOLE                                     140685
National Instruments           COM              636518102     1624    49600 SH       SOLE                                      49600
NeuStar                        COM              64126x201     1489    32000 SH       SOLE                                      32000
Nice Systems                   COM              653656108     6910   187625 SH       SOLE                                     187625
NuVasive                       COM              670704105      361    16950 SH       SOLE                                      16950
O'Reilly Automotive            COM              67103H107     6659    65000 SH       SOLE                                      65000
Oceaneering Intl               COM              675232102      474     7145 SH       SOLE                                       6525
Orthofix                       COM              N6748L102     3490    97300 SH       SOLE                                      96100
Pengrowth Energy Tr            COM              706902509       61    12000 SH       SOLE                                      12000
Quaker Chemical                COM              747316107     3730    63200 SH       SOLE                                      63200
Quality Systems                COM              747582104     3321   181800 SH       SOLE                                     178250
Quantum                        COM              747906204       21    16250 SH       SOLE                                      16250
ResMed                         COM              761152107    23619   509475 SH       SOLE                                     501675
SEI Investments                COM              784117103    16045   556150 SH       SOLE                                     556150
SM Energy                      COM              78454L100      426     7200 SH       SOLE                                       7200
Sanofi-Aventis SA              COM              80105N113      271   151420 SH       SOLE                                     151420
Skyworks Solutions             COM              83088M102     1148    52135 SH       SOLE                                      48135
Sourcefire                     COM              83616T108     4636    78270 SH       SOLE                                      78270
TIBCO Software                 COM              88632Q103     2774   137220 SH       SOLE                                     134820
Thoratec                       COM              885175307     1455    38800 SH       SOLE                                      36800
Trimble Navigation             COM              896239100     8379   279500 SH       SOLE                                     273300
Valeant Pharmaceuticals Int'l  COM              91911k102    71445   952343 SH       SOLE                                     948743
Verint Systems                 COM              92343x100     3335    91250 SH       SOLE                                      91250
Wright Medical                 COM              98235T107      674    28300 SH       SOLE                                      28300
Zebra Technologies             COM              989207105    14730   312550 SH       SOLE                                     307650
El Paso Conv Pfd               PFD              283678209      235     4000 SH       SOLE                                       4000